Offerings	Dec. 11, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Osprey Bitcoin Trust Shares
Amount Registered | shares	1,000
Proposed Maximum Offering Price per Unit | $ / shares	27.30
Maximum Aggregate Offering Price	$ 27,300
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.77
Offering Note	This registration statement also covers the resale of 357,902 shares by the selling shareholders named in the registration statement. In accordance with Rule 457(c), the Proposed Maximum Offering Price Per Unit of $34.41 is provided for on the basis of the high and low prices for the Shares on OTCQX on September 30, 2025 (a date within five business days prior to the date of amendment no. 1 to this registration statement filed on October 7, 2025 with respect to 356,902 shares). Amendment no. 2 to this registration statement filed on December 11, 2025 also covers the resale of an additional 1,000 shares by the selling shareholders named in the registration statement. In accordance with Rule 457(c), the Proposed Maximum Offering Price Per Unit of $27.30 is provided for on the basis of the high and low prices of the Shares on OTCQX on December 5, 2025 (a date within five business days prior to the date of amendment no. 2 to this registration statement filed on December 11, 2025 with respect to 1,000 shares).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Osprey Bitcoin Trust Shares
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Offering Note	An indeterminate number of the securities is also being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(d) and 457(u), the registrant is deferring payment of all of the registration fee and will pay the registration fee subsequently on an annual basis.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Osprey Bitcoin Trust Shares (4)
Amount Registered | shares	356,902
Proposed Maximum Offering Price per Unit | $ / shares	34.41
Maximum Aggregate Offering Price	$ 12,280,997.82
Amount of Registration Fee	$ 1,696.01
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended.This registration statement also covers the resale of 357,902 shares by the selling shareholders named in the registration statement. In accordance with Rule 457(c), the Proposed Maximum Offering Price Per Unit of $34.41 is provided for on the basis of the high and low prices for the Shares on OTCQX on September 30, 2025 (a date within five business days prior to the date of amendment no. 1 to this registration statement filed on October 7, 2025 with respect to 356,902 shares). Amendment no. 2 to this registration statement filed on December 11, 2025 also covers the resale of an additional 1,000 shares by the selling shareholders named in the registration statement. In accordance with Rule 457(c), the Proposed Maximum Offering Price Per Unit of $27.30 is provided for on the basis of the high and low prices of the Shares on OTCQX on December 5, 2025 (a date within five business days prior to the date of amendment no. 2 to this registration statement filed on December 11, 2025 with respect to 1,000 shares).